Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 18—Commitments and contingencies

Contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of Wimi WFOE and the VIE are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.

Coronavirus (“COVID-19”)

The ongoing outbreak of the novel coronavirus (COVID-19) has spread rapidly to many parts of the world. In March 2020, the World Health Organization declared the COVID-19 as a pandemic. The pandemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and business facilities in China from February to mid-March in 2020. All of the Company’s business operations and the workforce are concentrated in China, so the Company closed offices and implemented work-from-home policy during that period. Due to the nature of the Company’s business, the impact of the closure on the operational capabilities was not significant. However, the Company’s customers were negatively impacted by the pandemic and reduced their budgets for online advertising and marketing. Potential impact to the Company’s results of operations for 2021 will also depend on economic impact due to the pandemic and if any future resurgence of the virus in China, which are beyond the Company’s control. There is no guarantee that the Company’s revenues will grow or remain at a similar level year over year in 2021.